Issued capital (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Movement of Ordinary Shares Issued
c)	Movements in the number of the Company’s ordinary shares outstanding are as follows:

	2017	2018	2019
	in thousands	in thousands	in thousands
January 1	856,754	856,059	727,265
Restricted shares – cancelled	(542)	(349)	(25)
Restricted shares – uncancelled	(153)	(23)	—
Capital reduction	—	(128,422)	—

December 31	856,059	727,265	727,240